Annual Fund Operating Expenses - Redwheel Global Emerging Equity Fund	Mar. 19, 2026
Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.03%	[2]
Component3 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.49%
Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.03%	[2]
Component3 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.24%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%	[2]
Component3 Other Expenses	0.31%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.09%

[1]	Management fees have been restated to reflect current fees.
[2]	Until January 29, 2024, RWC Asset Advisors (US) LLC (“RWC US”), the investment adviser to the Fund, had contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain excluded expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes. This agreement was terminated by RWC US effective as of January 29, 2024. Pursuant to the terms of the agreement, RWC US has the ability to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment subject to certain terms and conditions. The amounts above reflect previously waived fees and/or reimbursed expensed recovered by RWC US from the Fund during the fiscal year ended September 30, 2025.